Related Party Transactions (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Nov. 30, 2015	May. 31, 2015
Related Party Transactions Details Narrative
Due to related party transactions	$ 30,000
Accounts payable	$ 15,910